BALANCE SHEETS (Parenthetical) - $ / shares	May 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	5,761,500	5,761,500	5,000,000
Common Stock, Shares, Outstanding	5,761,500	5,761,500	5,000,000